Lease obligations (Tables)	12 Months Ended
Dec. 31, 2020
Lease Obligations [Abstract]
Disclosure of recognized lease obligation [Table Text Block]
	2020 $	2019 $
Right-of-use asset from office lease repayable in monthly instalments of $9,364 and an interest rate of 12.5% per annum and an end date of March 31, 2023	217,394	293,464
Less: current portion	(88,182)	(76,070)
Non-current portion	129,212	217,394

Disclosure of future minimum lease payments related to office [Table Text Block]
December 31, 2020 $

2021	109,227
2022	111,609
2023	28,051
2024	—
Total minimum lease payments	248,887
Less: imputed interest	(31,493)
Total present value of minimum lease payments	217,394
Less: current portion	(88,182)
Non-current portion	129,212